Cover Page	Mar. 01, 2021	Feb. 26, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Mar. 01, 2021
Entity Registrant Name	CORELOGIC, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-13585
Entity Tax Identification Number	95-1068610
Entity Address, Address Line One	40 Pacifica
Entity Address, City or Town	Irvine
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92618
City Area Code		949
Local Phone Number		214-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Central Index Key		0000036047
Amendment Flag		false
Entity Emerging Growth Company		false